Advances for vessels under construction and acquisitions and other vessel costs (Tables)	12 Months Ended
Dec. 31, 2011
Advances For Property Plant And Equipment [Abstract]
Advances For Property Plant And Equipment [Table Text Block]
	2011	2010
Pre-delivery installments	$58,000	$34,800
Advances for vessel acquisitions	3,225	-
Capitalized interest and finance costs	1,516	449
Other related costs	699	31
Total	$63,440	$35,280

Schedule of Advances For Property Plant And Equipment [Table Text Block]
	2011	2010
Beginning balance	$35,280	$29,630
- Advances for vessels under construction and other vessel costs	24,919	72,111
- Advances for vessel acquisitions and other vessel costs	3,241	31,647
- Transferred to vessel cost (Note 6)	-	(98,108)
Ending balance	$63,440	$35,280